INCOME TAXES	12 Months Ended
Dec. 31, 2023
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAXES

12. INCOME TAXES

As of December 31, 2023 and 2022, the net deferred tax assets were zero as a result of a full valuation applied against them. The valuation allowance is recognized to reduce the deferred tax asset as it is more likely than not that a tax benefit will not be realized.

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the year ended December 31, 2023 and 2022 is as follows:

	For the Years Ended
	December 31,
	2023	2022
Income before income taxes	$(10,634,797)	$-
Taxes under statutory US tax rates	(2,233,307)	-
State taxes net of federal benefit	(584,523)	-
Permanent items	(50,678)	-
Transfer in of partnership deferred tax asset	219,856	-
Increase in valuation allowance	2,648,652	-
Income tax expense	$0	$-

The valuation allowance overall increased by $2,648,652 in the year ended 2023, with a total value of $2,648,652 at December 31, 2023. The Company has fully reserved the deferred tax asset resulting from available net operating loss carryforwards. The increase in the Company’s net valuation allowance was caused primarily by net operating losses from ongoing operations, stock-based compensation and intangibles.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	For the Years Ended
	December 31,
	2023	2022
Research & development expenses	$149,224	$-
Stock based compensation	430,344	-
Net operating loss carry-forwards	280,630	-
Research & development credits	50,965	-
Intangibles	1,737,489
Valuation allowance	(2,648,652)	-
Net deferred tax assets	$-	$-

The Company does not expect a significant change in the amount of unrecognized tax benefits over the next 12 months. However, any adjustments arising from certain ongoing examinations by tax authorities could alter the timing or amount of taxable income or deductions and these adjustments could differ from the amount accrued. The Company files corporate income tax returns in the United States and is subject to federal income tax examinations by tax authorizes for the tax years 2021 through 2023.

The Company has federal and state net operating losses amounting to $1,014,002. The net operating losses do not expire but are limited to use of 80% of the current year profits. The utilization of the Company’s net operating losses to offset future taxable income may be subject to annual limitations under Section 382 of the Internal Revenue Code and similar state statutes as a result of ownership changes. The Company has not analyzed if such ownership changes have occurred as of December 31, 2023, and they may occur in the future.